Leases - Schedule of Amounts Recognized in Consolidated Balance Sheets as Right-of-use Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Net book amount. Beginning balance	¥ 929		¥ 883	¥ 1,290
Additions	22,801		527
Depreciation	(909)		(481)	(407)
Net book amount, Ending balance	22,821	$ 3,579	929	883
Cost	24,891
Accumulated deprecation	(2,070)
Net Book value	22,821		929	883
Land use Rights
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Additions	22,284
Depreciation	(297)
Net book amount, Ending balance	21,987
Cost	22,284
Accumulated deprecation	(297)
Net Book value	21,987
Office Rent
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Net book amount. Beginning balance	929		883	1,290
Additions	517		527
Depreciation	(612)		(481)	(407)
Net book amount, Ending balance	834		929	883
Cost	2,607
Accumulated deprecation	(1,773)
Net Book value	¥ 834		¥ 929	¥ 883